Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement [Abstract]
Non-financial assets	$ 3,266,830	$ 3,501,384	$ 3,712,270
Recurring [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Non-financial assets	1,520,707	1,250,989	$ 1,316,264
Recurring [Member] | Buildings and Facilities [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Non-financial assets	101,033	103,815
Recurring [Member] | Lands [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,419,674	$ 1,147,174